Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Schedule of due from related parties
Name of Related Party	December 31, 2015	December 31, 2014
Qiaolin Wang	$-	$2,948
Limin Gao	-	437
Chunmei Sun	-	76,485
Shandong Luk Information Technology Co., Ltd.	448,339	354,095
Beijing Taiying	15,406	-
Chongqing Ruixuan Technology Co., Ltd.	-	29,717
Chongqing Shenggu Human Resources Co., Ltd.	211,878	223,761
Chongqing Shenggu Investment Co., Ltd.	-	651
Chongqing Shenggu Construction Co., Ltd.	-	2,644
Shandong Shenggu Investment Co., Ltd.	-	2,441
Northern Shenggu Call Center Training School	-	65
Chongqing Yongchuan Shenggu Training School	-	70,733

	$675,623	$763,977